Income Taxes - Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Domestic, Current	¥ 71,918	¥ 13,481	¥ 175
Foreign, Current	6,164	7,650	5,956
Subtotal, Current	78,082	21,131	6,131
Domestic, Deferred	55,257	34,274	56,194
Foreign, Deferred	(1,300)	3,498	(995)
Subtotal, Deferred	53,957	37,772	55,199
Income Tax Expense (Benefit), Total	¥ 132,039	¥ 58,903	¥ 61,330